INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current deferred tax assets (liabilities):
Valuation allowance	$ 0	$ 0
Total current deferred tax asset (liability)	0	0
Noncurrent deferred tax assets (liabilities):
Derivative expense	1,570,151	0
Intangible assets amortization	802,857	620,447
Net operating loss carry forwards	2,140,224	1,681,403
Stock based compensation	1,655,821	1,287,336
Other	0	98,927
Less: valuation allowance	(6,169,052)	(3,688,113)
Total noncurrent deferred tax asset (liability)	0	0
Total deferred tax asset (liability)	$ 0	$ 0